Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ProShares Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares MSCI Emerging Markets Dividend Growers ETF (EMDV)
ProShares Short Term USD Emerging Markets Bond ETF (EMSH)
(each a “Fund” and, collectively, the “Funds”)Supplement dated February 22, 2022 to each Fund’s Summary Prospectus dated October 1, 2021,each as supplemented or amended* * * * *The following disclosure is added as the final paragraph of the “Foreign Investments/Emerging Markets Risk” disclosure located in the “Principal Risks” section of each Fund’s summary prospectus:Increased tensions between Russia and Ukraine present the risk of armed conflict and may result in an invasion of Ukraine. Escalating tensions involving these two countries and any outbreak of hostilities between them may result in more widespread conflict. Such hostilities, or even the threat of such hostilities, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.For more information, please contact the Fund at 1-866-776-5125.Please retain this supplement for future reference.
ProShares Ultra MSCI Japan
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	PROSHARES TRUSTProShares MSCI Emerging Markets Dividend Growers ETF (EMDV)
ProShares Short Term USD Emerging Markets Bond ETF (EMSH)
(each a “Fund” and, collectively, the “Funds”)Supplement dated February 22, 2022 to each Fund’s Summary Prospectus dated October 1, 2021,each as supplemented or amended* * * * *The following disclosure is added as the final paragraph of the “Foreign Investments/Emerging Markets Risk” disclosure located in the “Principal Risks” section of each Fund’s summary prospectus:Increased tensions between Russia and Ukraine present the risk of armed conflict and may result in an invasion of Ukraine. Escalating tensions involving these two countries and any outbreak of hostilities between them may result in more widespread conflict. Such hostilities, or even the threat of such hostilities, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on Fund performance and the value of an investment in the Fund.For more information, please contact the Fund at 1-866-776-5125.Please retain this supplement for future reference.